Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Investment in health care real estate	$ 146,854	$ 421	$ 418,766
Parent [Member]
Investment in health care real estate	$ 210,000